CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) (UNAUDITED) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2021			5,613,073
Balance, amount at Dec. 31, 2021	$ (9,237,726)	$ 0	$ 561	$ 83,799,993	$ (93,038,280)
Balances as previously reported, shares			167,493,479
Balances as previously reported, amount	1,005,291	0	$ 167,493	83,633,061	(82,795,263)
Retroactive application of reverse capitalization (Note 2), shares			(161,880,406)
Retroactive application of reverse capitalization (Note 2), amount	(10,243,017)		$ (166,932)	166,932	(10,243,017)
Stock issued for cash, shares			191,785
Stock issued for cash, amount	450,000		$ 19	449,981
Origination fee in convertible debt agreement	426,419			426,419
Stock issued for conversion of debt, shares			7,620
Stock issued for conversion of debt, amount	22,387		$ 1	22,386
Stock repurchased and cancelled as part of settlement, shares			(41,890)
Stock repurchased and cancelled as part of settlement, amount	(100,000)		$ (3)	(99,997)
Exercise of Common Stock Options, shares			23,459
Exercise of Common Stock Options, amount	2,100		$ 2	2,098
Repurchase of Common Stock Warrants	(45,000)			(45,000)
Stock compensation expense, shares			282,031
Stock compensation expense, amount	1,817,123		$ 28	1,817,095
Net loss	(6,079,824)				(6,079,824)
Balance, shares at Dec. 31, 2022			6,076,078
Balance, amount at Dec. 31, 2022	(12,744,521)	0	$ 608	86,372,975	(99,118,104)
Balance, amount at Dec. 31, 2022	(2,501,504)
Balance, amount at Dec. 31, 2022	(12,744,813)	0	$ 608	86,372,975	(99,118,396)
Balances as previously reported, shares			181,320,528
Balances as previously reported, amount	(2,501,504)	$ 0	$ 181,321	86,192,262	(88,875,087)
Retroactive application of reverse capitalization (Note 2), shares			(175,244,450)
Retroactive application of reverse capitalization (Note 2), amount	(10,243,309)		$ (180,713)	180,713	(10,243,309)
Stock issued for cash, shares			1,489,707
Stock issued for cash, amount	2,880,985		$ 149	2,880,836
Stock issued for conversion of debt, shares			1,392,936
Stock issued for conversion of debt, amount	5,747,497		$ 139	5,747,358
Stock compensation expense, shares			243,347
Stock compensation expense, amount	1,942,036		$ 24	1,942,012
Net loss	(15,920,362)				(15,920,362)
Origination fee in convertible debt agreement, shares			6,629
Origination fee in convertible debt agreement, amount	1,040,165		$ 1	1,040,164
Issuance of Series A Preferred Stock on merger, shares		3,782,191
Issuance of Series A Preferred Stock on merger, amount	(17,847,298)	$ 378		17,846,920
Common stock issued on exercise of options, shares			198,378
Common stock issued on exercise of options, amount	(5,920)		$ 20	(5,940)
Conversion of Series A Preferred Stock to Common Stock, shares		(212,842)	212,842
Conversion of Series A Preferred Stock to Common Stock, amount	0	$ (21)	$ 21
Series A Preferred Stock issued for cash, shares		46,500
Series A Preferred Stock issued for cash, amount	465,000	$ 5		464,995
Stock issued for purchase of assets of Preferred Dental, shares			40,000
Stock issued for purchase of assets of Preferred Dental, amount	400,000		$ 4	399,996
Modification of warrant agreement	1,987,460			1,987,460
Origination fee on equity line of credit, shares			291,259
Origination fee on equity line of credit, amount	600,000		$ 29	599,971
Stock issued for the conversion of warrants, shares			117,301
Stock issued for the conversion of warrants, amount	(3,500)		$ 12	(3,512)
Preferred stock issued on exercise of warrants, shares		139,360
Preferred stock issued on exercise of warrants, amount		$ 14		(14)
Merger transaction costs	208,322			208,322
Balance, shares at Dec. 31, 2023		3,755,209	10,068,477
Balance, amount at Dec. 31, 2023	4,444,168	$ 376	$ 1,007	119,481,543	(115,038,758)
Balance, amount at Dec. 31, 2023	4,444,168	$ 376	1,007	119,481,543	(115,038,758)
Net loss	(5,170,970)		$ 0	0	(5,170,970)
Origination fee in convertible debt agreement, shares			85,174
Origination fee in convertible debt agreement, amount	182,004		$ 8	181,996
Stock issued for purchase of Verifi Dental Limited, shares		84,000
Stock issued for purchase of Verifi Dental Limited, amount	840,000	$ 8		839,992
Stock issued for purchase of FeatherPay, shares		480,000
Stock issued for purchase of FeatherPay, amount	4,800,000	$ 48		4,799,952
Stock issued for the purchase of Teamworx, shares		57,500
Stock issued for the purchase of Teamworx, amount	575,000	$ 6		574,994
Stock compensation expense, shares			86,747
Stock compensation expense, amount	507,679		$ 9	507,670
Balance, shares at Mar. 31, 2024		4,376,709	10,240,398
Balance, amount at Mar. 31, 2024	6,177,880	$ 438	$ 1,024	126,386,147	(120,209,729)
Balance, shares at Dec. 31, 2023		3,755,209	10,068,477
Balance, amount at Dec. 31, 2023	4,444,168	$ 376	$ 1,007	119,481,543	(115,038,758)
Balance, amount at Dec. 31, 2023	4,444,168	$ 376	$ 1,007	119,481,543	(115,038,758)
Net loss	(21,609,179)
Stock issued for purchase of Verifi Dental Limited, amount	$ 62
Stock compensation expense, shares	462,243
Balance, shares at Sep. 30, 2024		4,480,845	11,836,277
Balance, amount at Sep. 30, 2024	$ (3,020,635)	$ 448	$ 1,184	135,191,201	(138,213,468)
Balance, shares at Mar. 31, 2024		4,376,709	10,240,398
Balance, amount at Mar. 31, 2024	6,177,880	$ 438	$ 1,024	126,386,147	(120,209,729)
Net loss	(11,343,413)		$ 0	0	(11,343,413)
Origination fee in convertible debt agreement, shares			17,034
Origination fee in convertible debt agreement, amount	298,324		$ 1	298,323
Stock compensation expense, shares			146,904
Stock compensation expense, amount	5,277,856		$ 15	5,277,841
Balance, shares at Jun. 30, 2024		4,376,709	10,404,336
Balance, amount at Jun. 30, 2024	410,649	$ 438	$ 1,040	131,962,312	(131,553,141)
Stock issued for conversion of debt, shares			281,921
Stock issued for conversion of debt, amount	138,250		$ 28	138,222
Net loss	(6,660,327)				(6,660,327)
Origination fee in convertible debt agreement, shares			229,375
Origination fee in convertible debt agreement, amount	439,040		$ 23	439,017
Stock issued for purchase of Verifi Dental Limited, shares			300,000
Stock issued for purchase of Verifi Dental Limited, amount	156,030		$ 30	156,000
Stock compensation expense, shares			228,592
Stock compensation expense, amount	704,914		$ 24	704,890
Conversion of Preferred Stock to Common Stock, shares		71,945	359,725
Conversion of Preferred Stock to Common Stock, amount	0	$ (7)	$ 36	(29)
Stock issued for in kind dividend, shares		176,081
Stock issued for in kind dividend, amount	1,760,809	$ 17		1,760,792
Stock issued for purchase of assets of Healthcare Circle of Excellence, shares			32,328
Stock issued for purchase of assets of Healthcare Circle of Excellence, amount	30,000		$ 3	29,997
Balance, shares at Sep. 30, 2024		4,480,845	11,836,277
Balance, amount at Sep. 30, 2024	$ (3,020,635)	$ 448	$ 1,184	$ 135,191,201	$ (138,213,468)